UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Name and address of agent for service)

(800) 915-6566

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SmartETFs Smart Transportation & Technology ETF Listed on NYSE ARCA: MOTO Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SmartETFs Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Smart Transportation & Technology ETF	$69	0.68%
How did the Fund perform last year?

In 2024, SmartETFs Smart Transportation & Technology ETF produced a total return of 2.36% (NAV) vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Services (10.8% exposure) was the strongest category over the period, delivering an average +16.7% total return over the period. EV Manufacturers (23.9% exposure) was the second strongest category, returning +16.6%. The weakest category was Equipment (64.0% exposure), where the average company delivered -4.4%.

  Within Services, Quanta was a notable performer, delivering a positive return of +46.6%, with strength in the Electric Power and Renewable Infrastructure divisions helping to drive earnings to beat analyst estimates and allow management to raise guidance. In the year, Quanta's $1.5bn acquisition of Cupertino Electric was well received by the market, boosting the company's exposure to the fast-growing datacenter market.

  Within Equipment, we hold a 34.2% weighting to Components and a 29.8% weighting to Semiconductors. The average Components name returned -4.0% and the average Semiconductor name returned -5.2% in the period. Within Components, Batteries (-43.0%) were a notable area of weakness driven by declining demand growth for electric vehicles in Europe and the United States.

  The fund's three top performers were Nvidia (+171.2%), Geely (+77.7%), and TSMC (+71.8%). Nvidia continues to be seen as the key beneficiary of the boom in AI, seeing its core datacentre business more than tripling in size in 2024 compared to 2023.

  The fund's 3 weakest performers were LG Chem (-56.2%), Samsung SDI (-54.2%), and Mobileye (-54.0%). Mobileye suffered from a significant inventory correction for Core ADAS EyeQ chips early in the year, leading to management providing 2024 guidance that was ~25% below analyst expectations. It suffered a further profit downgrade later in the year driven by lower auto production, program launch delays, tariffs impacting exports of China EVs, and lower assumed attach rates of SuperVision at a key client.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF (Net Asset Value)	2.36%	12.08%	12.92%
MSCI World Index (Net Return)	18.67%	11.15%	11.77%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/moto/.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$8,481,505
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$35,508

What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tesla Inc	5.57%
Taiwan Semiconductor Manufacturing Co Ltd	4.95%
NVIDIA Corp	4.67%
Quanta Services Inc	4.63%
Alphabet Inc	4.60%
Amphenol Corp	4.53%
Eaton Corp PLC	4.46%
Volvo AB	3.59%
Analog Devices Inc	3.43%
Kia Corp	3.24%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.

SmartETFs Sustainable Energy II ETF Listed on NYSE ARCA: SOLR Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SmartETFs Sustainable Energy II ETF ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Sustainable Energy II ETF	$75	0.79%
How did the Fund perform last year?

In 2024, the SmartETFs Sustainable Energy II ETF produced a total return of -11.31% (NAV) vs the MSCI World Index (net return) of 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Itron, Hubbell, and Schneider all performed strongly, driven by an acceleration in global electrification activity, the re-industrialisation of the United States and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins.

  Trane Technologies was the individual strongest contributor in the portfolio, helped by its positioning with respect to data centres as well as regulatory changes (which increase the need for better HVAC).

  First Solar was the strongest performer in the solar sector. As the US's leading domestic module manufacturer, the company is a key beneficiary of the IRA. As such, it finds it modules in high demand from US utility solar players who are drawn to the security of delivery of its products. First Solar's modules are now sold out until the end of 2027.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, comprising EV component and lithium-ion battery manufacturers, suffering from downgrades to global auto production, delays in EV launch schedules, and the threat of increasing Chinese competition.

  Nibe shares were under pressure as weak demand meant that the heat pump market remained overstocked at the distributor level as lower cost Asian competition intensified.

  Residential solar inverter manufacturers, Enphase and SolarEdge, delivered negative contribution as results were weighed down by an inventory destocking cycle. Management indicate that with cycle has ended in the United States and is close to ending in Europe, suggesting a more positive outlook for 2025.

  The largest individual negative contributor in the year was Vestas, which announced a negative change to the accounting approach it uses for its service contracts. Beyond this specific accounting issue for Vestas, the wind industry continued to recover from its cyclical trough but negative sentiment around Trump's election caused weakness into the end of the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	3 Year	Since Inception (11/11/2020)
Sustainable Energy II ETF (Net Asset Value)	-11.31%	-8.30%	0.56%
MSCI World Index (Net Return)	18.67%	6.33%	11.36%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/solr/.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$3,961,432
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	21%
Total Advisory Fees Paid ($)	($75,175)

What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Schneider Electric SE	5.20%
Iberdrola SA	5.20%
Hubbell Inc	4.90%
Eaton Corp PLC	4.80%
Nextera Energy Inc	4.80%
Trane Technologies PLC	4.80%
Siemens AG	4.70%
Legrand SA	4.60%
Itron Inc	4.20%
Owens Corning	3.80%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.

SmartETFs Asia Pacific Dividend Builder ETF Listed on NYSE ARCA: ADIV Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SmartETFs Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Asia Pacific Dividend Builder ETF	$83	0.78%
How did the Fund perform last year?

In 2024, the SmartETFs Asia Pacific Dividend Builder ETF produced a total return of 13.93% (NAV) vs the MSCI AC Pacific Ex-Japan Index (net return) of 10.14%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  The biggest contributions to Fund outperformance in 2024 came from banks & insurance and from technology companies. All our banks and insurers, except for Bank Rakyat in Indonesia, contributed to outperformance. In technology, significant outperformance by TSMC was complemented by Elite Material, Hon Hai Precision, Broadcom and Tech Mahindra

  The main performance drags came from consumer discretionary, health care and property. In consumer we had two stocks that reported disappointing results, from Corporate Travel Management to which we added and from Hanon Systems which we sold. In Healthcare we had a disappointing result from China Medical System to which we also decided to add.

  US interest rates, Chinese domestic economic policy and capital spending in technology, associated with Artificial Intelligence (AI) have had the greatest impact on Asian markets in 2024. The wars in Ukraine and the Middle East have had a lesser effect on companies and markets but have necessitated changes to air and shipping routes, with an associated pick up in costs.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF (Net Asset Value)	13.93%	5.99%	6.68%
MSCI AC Pacific ex Japan Index (Net Return)	10.14%	1.74%	4.07%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/adiv/.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$4,693,699
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	19%
Total Advisory Fees Paid ($)	($96,398)

What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Ping An Insurance Group Co of China Ltd - H Shares	3.40%
Industrial & Commercial Bank of China Ltd - H Shares	3.30%
China Merchants Bank Co Ltd - H Shares	3.30%
Taiwan Semiconductor Manufacturing Co Ltd	3.30%
China Construction Bank Corp - H Shares	3.20%
Broadcom Inc	3.20%
China Resources Gas Group Ltd	3.20%
Inner Mongolia Yili - A Shares	3.10%
Tech Mahindra Ltd	3.10%
DBS Group Holdings	3.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Financial	42.54%
Technology	17.06%
Consumer, Cyclical	15.70%
Industrial	10.74%
Consumer, Non-cyclical	10.47%
Utilities	3.15%
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.

SmartETFs Dividend Builder ETF Listed on NYSE ARCA: DIVS Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SmartETFs Dividend Builder ETF ("Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Dividend Builder ETF	$69	0.65%
How did the Fund perform last year?

For the 12-month period ended December 31, 2024, the Fund (Dividend Builder ETF – Net Asset Value) returned 13.35% whilst the MSCI World Index (Net) Returned 18.67%.

What affected the Fund's performance?

Fund performance can be attributed to:

  Over the course of 2024, the Fund's underweight allocation to Communication Services and IT acted as a headwind as these were the top 2 performing sectors returning +34.3% and +33.1% (in USD) respectively.

  Additionally, the Fund's largest overweight sector allocation is to the Consumer Staples sector. This was a drag on Fund performance as the sector returned +4.2% (in USD) over the year, well behind the index (which returned +18.7% in USD).

  However, a zero-weight allocation to Materials, Real Estate, Utilities and Energy was a positive as all four sectors underperformed the index.

  Finally, strong stock selection in Industrials and IT was a tailwind for the Fund, with notably good performance from names like Eaton (+39.5% in USD), Emerson (+29.7% in USD), TSMC (+71.8% in USD), and Broadcom (+110.4% in USD).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	1 Year	5 Year	10 Year
Dividend Builder ETF (Net Asset Value)	13.35%	10.58%	9.63%
MSCI World Index (Net Return)	18.67%	11.15%	9.94%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/divs/.

What are some key Fund statistics?
(as of December 31, 2024)
Net Assets ($)	$39,095,033
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$34,470

What did the Fund invest in?
(as of December 31, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc	4.51%
Cisco Systems Inc	3.47%
Taiwan Semiconductor Manufacturing Co Ltd	3.44%
BlackRock Inc	3.26%
Arthur J Gallagher & Co	3.23%
Aflac Inc	3.18%
AbbVie Inc	3.09%
Roche Holding AG	3.06%
Paychex Inc	3.03%
Emerson Electric Co	3.01%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	39.70%
Industrial	21.70%
Technology	16.46%
Financial	15.53%
Communications	6.20%
How has the Fund changed over the past year?

The Fund did not have any material changes that occurred since the beginning of the reporting period.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-915-6565.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffrey Long is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	SmartETFs	FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$44,000	$55,000
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$10,000	$12,500
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

SmartETFs	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	SmartETFs	FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SmartETFs
by Guinness Atkinson

DECEMBER 31, 2024

Annual Financials & Other Information

MOTO | The SmartETFs Smart Transportation & Technology ETF

SOLR | The SmartETFs Sustainable Energy II ETF

ADIV | The SmartETFs Asia Pacific Dividend Builder ETF

DIVS | The SmartETFs Dividend Builder ETF

Smart Transportation & Technology ETF

Sustainable Energy II ETF

Asia Pacific Dividend Builder ETF

Dividend Builder ETF

Each a series of SmartETFs

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Smart Transportation & Technology ETF	3
Sustainable Energy II ETF	5
Asia Pacific Dividend Builder ETF	6
Dividend Builder ETF	8
Statements of Assets and Liabilities	10
Statements of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	30
Other Information	32

This report and the financial statements contained herein are provided for the general information of the shareholders of the SmartETF Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.smartetfs.com

SmartETFs Smart Transportation & Technology ETF

Schedule of Investments

at December 31,2024

Shares	Common Stocks: 96.5%	Value
	Other: 6.2%
3,968	Darling Ingredients Inc.*	$133,682
1,242	Quanta Services Inc.	392,534
		526,216
	Smart Transportation: 33.5%
2,632	Aptiv PLC*	159,183
8,000	BYD Co. Ltd.	274,608
1,952	Continental AG	131,090
1,455	Daimler Truck Holding AG	55,550
15,800	Denso Corp.	222,393
142,000	Geely Automobile Holdings Ltd.	270,957
9,304	Johnson Matthey PLC	156,098
4,032	Kia Corp.	274,664
3,552	Mercedes-Benz Group AG*	197,987
6,960	Mobileye Global Inc - A*	138,643
6,544	Sensata Technologies Holding	179,306
1,170	Tesla Inc.*	472,493
12,528	Volvo AB Class B	304,189
		2,837,161

	Technology: 4.9%
2,126	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	419,864

	Transportation Technology: 51.9%
2,048	Alphabet Inc. Class C*	390,021
5,536	Amphenol Corp. Class A	384,475
1,368	Analog Devices Inc.	290,645
13,152	Dana Inc.	152,037
1,140	Eaton Corp. PLC	378,332
4,528	Gentherm Inc.*	180,780
23,392	Hexagon AB Class B	223,299
7,448	Infineon Technologies AG - ADR	242,298
496	LG Chem Ltd.	83,883
2,948	NVIDIA Corp.	395,887
1,248	NXP Semiconductors NV	259,397
3,360	ON Semiconductor Corp.*	211,848
3,432	Power Integrations Inc.	211,754
14,300	Renesas Electronics Corp.*	186,010
584	Samsung SDI Co., Ltd.	97,778
1,350	Siemens AG	263,733
2,168	Skyworks Solutions Inc.	192,258
1,824	TE Connectivity Ltd.	260,777
		4,405,212

	Total Common Stocks (Cost $8,521,944)	8,188,453

The accompanying notes are an integral part of these financial statements.

3

SmartETFs Smart Transportation & Technology ETF

Schedule of Investments

at December 31,2024

Shares	Preferred Stocks: 2.0%	Value
	Preferred Stocks
	Smart Transportation: 2.0%
1,808	Volkswagen AG	$166,788
	Total Preferred Stocks (Cost $355,231)	166,788

	Total Investments (Cost $8,877,175): 98.5%	8,355,241
	Other Assets in Excess of Liabilities: 1.5%	126,264
	Total Net Assets - 100.0%	$8,481,505

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

4

SmartETFs Sustainable Energy II ETF

Schedule of Investments

at December 31,2024

Shares	Common Stocks: 97.8%	Value
	Electrification: 23.1%
1,828	Aptiv PLC*	$110,557
1,808	Gentherm Inc.*	72,184
3,996	Infineon Technologies AG	129,998
5,896	Johnson Matthey PLC	98,920
462	LG Chem Ltd.	78,133
610	NXP Semiconductors NV	126,788
1,990	ON Semiconductor Corporation*	125,470
444	Samsung SDI Co., Ltd.	74,338
3,546	Sensata Technologies Holding	97,160
		913,548
	Energy Efficiency: 17.8%
2,720	Ameresco Inc.*	63,866
460	Hubbell Inc.	192,689
624	Installed Building Products Inc	109,356
892	Owens Corning	151,925
510	Trane Technologies PLC	188,368
		706,204

	Renewable Energy Generation: 20.1%
110,994	China Longyuan Power Group Corp Ltd.	92,034
147,000	China Suntien Green Energy Corp Ltd.	69,651
14,804	Iberdrola SA	203,991
2,640	Nextera Energy Inc.	189,262
2,080	Ormat Technologies Inc.	140,858
2,240	Orsted AS (1)	100,891
		796,687

	Renewable Equipment Manufacturing: 36.8%
5,264	Canadian Solar Inc.*	58,536
574	Eaton Corp. PLC	190,493
720	Enphase Energy Inc.*	49,450
708	First Solar Inc.*	124,778
1,520	Itron Inc.*	165,042
1,870	Legrand SA	182,194
820	Schneider Electric SE	204,659
946	Siemens AG	184,808
496	Solaredge Technologies Inc.*	6,746
4,446	Spie SA	138,373
2,192	TPI Composites Inc.*	4,143
6,016	Vestas Wind Systems A/S*	81,975
160,000	Xinyi Solar Holdings Ltd.	64,686
		1,455,883

	Total Common Stocks (Cost $4,948,078)	3,872,322

	Total Investments (Cost $4,948,078): 97.8%	3,872,322
	Other Assets in Excess of Liabilities: 2.2%	89,110
	Total Net Assets - 100.0%	$3,961,432

*	Non-income producing security.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $100,891, which represents 2.55% of Net Assets.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

5

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at December 31,2024

Shares	Common Stocks: 99.6%	Value
	Australia: 10.0%
14,479	Corporate Travel Management Ltd.	$118,763
2,152	JB Hi-Fi Ltd.	123,468
62,963	Metcash Ltd.	120,829
6,257	Sonic Healthcare Ltd.	104,620
		467,680
	China: 35.8%
178,000	China Construction Bank Corp. - H Shares	148,511
124,000	China Medical System Holdings	120,540
30,000	China Merchants Bank Co., Ltd. - H Shares	154,506
78,500	China Overseas Land & Investment Ltd.	125,330
37,300	China Resources Gas Group Ltd.	147,678
232,000	Industrial and Commercial Bank of China Ltd. - H Shares	155,628
35,300	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	145,224
1,490	NetEase Inc. - ADR	132,923
26,500	Ping An Insurance Group Company of China Ltd. - H Shares	157,123
16,300	Shenzhou International	130,120
57,000	Suofeiya Home Collection - A Shares	133,488
17,594	Zhejiang Supor Cookware - A Shares	127,615
		1,678,686
	Hong Kong: 5.2%
39,500	BOC Hong Kong Holdings Ltd.	126,891
27,277	Link REIT/The	115,371
		242,262
	India: 3.1%
7,220	Tech Mahindra Ltd.	143,912

	Indonesia: 2.6%
488,200	Bank Rakyat Indonesia Persero	123,756

	Malaysia: 2.8%
131,200	Public Bank Bhd	133,797

	Singapore: 7.9%
58,754	Capland Ascendas - REIT	110,572
85,800	CapitaLand Integrated Commercial Trust - REIT	121,261
4,405	DBS Group Holdings Ltd.	141,027
		372,860
	South Korea: 2.7%
24,072	Korean Reinsurance Co	129,459

The accompanying notes are an integral part of these financial statements.

6

SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at December 31,2024

Shares	Common Stocks: 99.6%	Value
	Taiwan: 18.3%
17,400	Catcher Technology Co., Ltd.	$102,924
7,460	Elite Material Co., Ltd.	140,570
24,117	Hon Hai Precision Industry Co., Ltd.	135,303
1,535	Largan Precision Co., Ltd.	125,198
9,250	Nien Made Enterprise Co., Ltd.	103,367
6,330	Novatek Microelectronics Corp.	96,889
777	Taiwan Semiconductor Manufacturing Co., Ltd.	153,450
		857,701

	Thailand: 2.6%
43,000	Tisco Financial Group PCL/Foreign	123,394

	United States: 8.6%
1,257	Aflac Inc.	130,024
638	Broadcom Inc.	147,914
817	QUALCOMM Inc.	125,507
		403,445

	Total Common Stocks (Cost $3,886,630)	4,676,952

	Total Investments (Cost $3,886,630): 99.6%	4,676,952
	Other Assets in Excess of Liabilities: 0.4%	16,747
	Total Net Assets - 100.0%	$4,693,699

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

SmartETFs Dividend Builder ETF

Schedule of Investments

at December 31,2024

Shares	Common Stocks: 99.6%	Value
	Australia: 2.9%
67,198	Sonic Healthcare Ltd.	$1,123,587

	Denmark: 1.8%
7,979	Novo Nordisk A/S	691,932

	France: 8.3%
16,473	Danone SA	1,111,393
10,001	Publicis Groupe	1,067,238
4,334	Schneider Electric SE	1,081,699
		3,260,330
	Germany: 3.0%
5,052	Deutsche Boerse AG	1,164,069

	Ireland: 2.6%
13,046	Medtronic PLC	1,042,114

	Sweden: 5.0%
36,280	Assa Abloy AB-B	1,071,781
57,507	Atlas Copco	877,765
		1,949,546

	Switzerland: 8.0%
19,689	ABB Ltd.	1,064,792
10,396	Nestle SA	857,941
4,249	Roche Holding AG	1,196,473
		3,119,206
	Taiwan: 3.4%
6,811	Taiwan Semiconductor Manufacturing Co., Ltd.	1,345,104

	United Kingdom: 8.5%
32,335	Diageo PLC	1,027,308
19,248	Reckitt Benckiser Group PLC	1,164,727
19,735	Unilever PLC	1,123,775
		3,315,810
	United States: 56.1%
6,804	AbbVie Inc.	1,209,071
12,022	Aflac Inc.	1,243,556
4,453	Arthur J Gallagher & Co.	1,263,984
1,244	BlackRock Inc.	1,275,237
7,610	Broadcom Inc.	1,764,302
22,915	Cisco Systems Inc.	1,356,568
4,838	CME Group Inc.	1,123,529
3,131	Eaton Corp. PLC	1,039,085
9,502	Emerson Electric Co.	1,177,583
4,470	Illinois Tool Works Inc.	1,133,413
7,316	Johnson & Johnson	1,058,040
2,704	Microsoft Corp.	1,139,736
15,704	Mondelez International Inc.	938,000
11,182	Otis Worldwide Corp.	1,035,565

The accompanying notes are an integral part of these financial statements.

8

SmartETFs Dividend Builder ETF

Schedule of Investments

at December 31,2024

Shares	Common Stocks: 99.6%	Value
	Common Stocks (Continued)
	United States (Continued)
8,447	Paychex Inc.	$1,184,438
6,169	PepsiCo Inc.	938,058
6,396	Procter & Gamble Co./The	1,072,289
5,345	Texas Instruments Inc.	1,002,241
15,514	The Coca-Cola Co. - ADR	965,902
		21,920,597

	Total Common Stocks (Cost $29,970,856)	38,932,295

	Total Investments (Cost $29,970,856): 99.6%	38,932,295
	Other Assets in Excess of Liabilities: 0.4%	162,738
	Total Net Assets - 100.0%	$39,095,033

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

9

SmartETFs

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2024

	Smart Transportation & Technology ETF	Sustainable Energy II ETF
Assets:
Investments in securities, at cost	$8,877,175	$4,948,078
Investments in securities, at value	$8,355,241	$3,872,322
Cash	109,188	106,732
Foreign currency, at value
(Cost $0, and $65, respectively)	-	62
Receivables:
Dividends receivable	6,482	2,277
Tax reclaim	29,136	3,406
Due from Adviser, net	-	8,553
Prepaid expense	-	581
Total Assets	$8,500,047	$3,993,933

Liabilities:
Due to Adviser, net	3,142	-
Accrued administration fees	-	870
Audit fees	13,500	13,500
CCO fees	1,023	1,577
Custody fees	-	6,122
Fund Accounting fees	-	3,517
Legal fees	440	991
Miscellaneous fees	-	142
Printing fees	-	1,928
Transfer Agent fees	-	3,210
Trustee fees	437	644
Total Liabilities	18,542	32,501

Net Assets	$8,481,505	$3,961,432

Composition of Net Assets:
Paid-in capital	$9,205,606	$5,343,869
Total distributable loss	(724,101)	(1,382,437)
Net Assets	$8,481,505	$3,961,432

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	200,002	160,000

Net Asset Value, Offering and Redemption Price Per Share	$42.41	$24.76

The accompanying notes are an integral part of these financial statements.

10

SmartETFs

STATEMENTS OF ASSETS AND LIABILITIES

at December 31, 2024

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Assets:
Investments in securities, at cost	$3,886,630	$29,970,856
Investments in securities, at value	$4,676,952	$38,932,295
Cash	30,982	55,442
Receivables:
Dividends receivable	9,495	61,428
Tax reclaim	-	86,410
Due from Adviser, net	8,762	-
Prepaid expenses	242	2,862
Total Assets	$4,726,433	$39,138,437

Liabilities:
Due to Adviser, net	-	6,828
Accrued administration fees	175	1,623
Audit fees	13,500	13,500
CCO fees	1,161	2,629
Custody fees	2,347	5,531
Deferred foreign tax liability	6,810	-
Fund Accounting fees	3,186	4,009
Legal fees	417	2,292
Miscellaneous fees	638	381
Printing fees	1,190	2,390
Transfer Agent fees	3,138	3,621
Trustee fees	172	600
Total Liabilities	32,734	43,404

Net Assets	$4,693,699	$39,095,033

Composition of Net Assets:
Paid-in capital	$3,925,276	$30,128,957
Total distributable earnings	768,423	8,966,076
Net Assets	$4,693,699	$39,095,033

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	307,305	1,369,899

Net Asset Value, Offering and Redemption Price Per Share	$15.27	$28.54

The accompanying notes are an integral part of these financial statements.

11

SmartETFs

STATEMENTS OF OPERATIONS

For the Year ended December 31, 2024

	Smart Transportation & Technology ETF	Sustainable Energy II ETF
Investment Income:
Dividends*	$180,234	$68,612
Total income	180,234	68,612

Expenses:
Advisory fees	69,341	38,570
Transfer agent fees and expenses	-	15,465
Fund accounting fee and expenses	-	16,915
Administration fees	-	2,343
Custody fees and expenses	-	23,616
Audit fees	13,500	13,500
Legal fees	7,450	5,785
Listing fees	-	9,500
Printing	-	11,333
Trustees' fees and expenses	6,648	5,843
Insurance	-	414
CCO fees and expenses	6,543	5,882
Miscellaneous	-	3,115
Interest expense	6	-
Total expenses	103,488	152,281
Less: fees waived and expenses absorbed	(33,833)	(113,745)
Net expenses	69,655	38,536
Net Investment Income	110,579	30,076

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

Net realized gain (loss) on:
Investments	6,641	(198,738)
Investments in-kind	790,614	95,539
Foreign Currency	(2,006)	(690)
	795,249	(103,889)
Net change in unrealized appreciation (depreciation) on:
Investments	(670,868)	(460,885)
Foreign Currency	(1,828)	(218)
	(672,696)	(461,103)
Net realized and unrealized gain (loss) on investments and foreign currency	122,553	(564,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	$233,132	$(534,916)

*	Net of foreign taxes withheld of $20,906 and $4,103, respectively.

The accompanying notes are an integral part of these financial statements.

12

SmartETFs

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Investment Income:
Dividends*	$152,786	$805,590
Total income	152,786	805,590

Expenses:
Advisory fees	28,016	147,460
Transfer agent fees and expenses	12,543	15,043
Fund accounting fee and expenses	17,209	22,530
Administration fees	1,793	17,729
Custody fees and expenses	42,707	19,928
Audit fees	13,500	13,500
Legal fees	5,600	39,141
Listing fees	9,500	9,500
Printing	8,377	12,693
Trustees' fees and expenses	5,451	11,005
Insurance	329	2,849
CCO fees and expenses	5,728	10,315
Miscellaneous	2,799	4,296
Tax agent expenses	215	5,027
Interest expense	26	10
Total expenses	153,793	331,026
Less: fees waived and expenses absorbed	(124,414)	(112,990)
Net expenses	29,379	218,036
Net investment income	123,407	587,554

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

Net realized gain (loss) on:
Investments	98,596	1,320,045
Investments in-kind	-	706,510
Deferred foreign taxes	(764)	-
Foreign Currency	(69)	1,919
	97,763	2,028,474
Net change in unrealized appreciation (depreciation) on:
Investments	275,195	1,271,173
Deferred foreign taxes	(4,257)	-
Foreign Currency	(187)	(6,388)
	270,751	1,264,785
Net realized and unrealized gain on investments and foreign currency	368,514	3,293,259

Net Increase in Net Assets from Operations	$491,921	$3,880,813

*	Net of foreign taxes withheld of $13,128 and $37,135, respectively.

The accompanying notes are an integral part of these financial statements.

13

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Smart Transportation & Technology ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$110,579	$97,337
Net realized gain (loss) on:
Investments	6,641	84,263
Investments in-kind	790,614	589,958
Foreign Currency	(2,006)	(1,438)
Net change in unrealized appreciation (depreciation) on:
Investments	(670,868)	1,740,484
Foreign Currency	(1,828)	(25)
Net Increase in Net Assets Resulting from Operations	233,132	2,510,579

Distributions to shareholders:
Dividends and distributions	(90,301)	(313,694)
Total distribution to shareholders	(90,301)	(313,694)

Capital Transactions:
Proceeds from shares sold	1,076,073	1,990,380
Transaction fees	425	1,559
Cost of shares redeemed	(4,248,870)	(2,877,763)
Net change in Net Assets from Capital Transactions	(3,172,372)	(885,824)

Total Increase (Decrease) in Net Assets	(3,029,541)	1,311,061

Net Assets:
Beginning of period	11,511,046	10,199,985
End of period	$8,481,505	$11,511,046

Capital Share Activity:
Shares sold	25,000	50,000
Shares redeemed	(100,000)	(75,000)
Net Decrease in Share Transactions	(75,000)	(25,000)

The accompanying notes are an integral part of these financial statements.

14

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Sustainable Energy II ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$30,076	$17,869
Net realized gain (loss) on:
Investments	(198,738)	61,894
Investments in-kind	95,539	-
Foreign Currency	(690)	(605)
Net change in unrealized appreciation (depreciation) on:
Investments	(460,885)	(129,200)
Foreign Currency	(218)	168
Net Decrease in Net Assets Resulting from Operations	(534,916)	(49,874)

Distributions to shareholders:
Dividends and distributions	(36,400)	(19,733)
Return on Capital	-	(1,795)
Total distributions to shareholders	(36,400)	(21,528)

Capital Transactions:
Cost of shares redeemed	(536,130)	-
Net change in Net Assets from Capital Transactions	(536,130)	-

Total Decrease in Net Assets	(1,107,446)	(71,402)

Net Assets:
Beginning of period	5,068,878	5,140,280
End of period	$3,961,432	$5,068,878

Capital Share Activity:
Shares redeemed	(20,000)	-
Net Decrease in Share Transactions	(20,000)	-

The accompanying notes are an integral part of these financial statements.

15

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Asia Pacific Dividend Builder ETF		Dividend Builder ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$123,407	$112,696	$587,554	$469,695
Net realized gain (loss) on:
Investments	98,596	25,919	1,320,045	(528,863)
Investments in-kind	-	70,298	706,510	-
Deferred foreign taxes	(764)	-	-	-
Foreign Currency	(69)	(597)	1,919	(845)
Net change in unrealized appreciation (depreciation) on:
Investments	275,195	167,342	1,271,173	3,844,653
Deferred foreign taxes	(4,257)	(1,469)	-	-
Foreign Currency	(187)	(7)	(6,388)	4,908
Net Increase (Decrease) in Net Assets Resulting from Operations	491,921	374,182	3,880,813	3,789,548

Distributions to shareholders:
Dividends and distributions	(210,717)	(148,141)	(963,951)	(917,233)
Total distribution to shareholders	(210,717)	(148,141)	(963,951)	(917,233)

Capital Transactions:
Proceeds from shares sold	1,146,984	-	7,614,328	6,418,324
Transaction fees	391	556	-	-
Cost of shares redeemed	-	(362,310)	(1,670,101)	-
Net change in Net Assets from capital transactions	1,147,375	(361,754)	5,944,227	6,418,324

Total Increase (Decrease) in Net Assets	1,428,579	(135,713)	8,861,089	9,290,639

Net Assets:
Beginning of period	3,265,120	3,400,833	30,233,944	20,943,305
End of period	$4,693,699	$3,265,120	$39,095,033	$30,233,944

Capital Share Activity:
Shares sold	75,000	-	260,000	260,000
Shares redeemed	-	(25,000)	(60,000)	-
Net Increase (Decrease) in Share Transactions	75,000	(25,000)	200,000	260,000

The accompanying notes are an integral part of these financial statements.

16

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Smart Transportation & Technology ETF	2024	2023	2022	2021	2020

Net asset value, beginning of period	$41.86	$34.00	$47.45	$40.74	$26.36

Income from investment operations:
Net investment income	0.59	0.42	0.56	0.44	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.41	8.58	(13.19)	6.53	15.42
Total from investment operations	1.00	9.00	(12.63)	6.97	15.48

Less distributions:
From Net investment income	(0.45)	(0.42)	(0.77)	(0.22)	(0.08)
From Realized gain	-	(0.72)	(0.02)	(0.04)	(1.02)
From Return of Capital	-	-	(0.03)	-	-
Total distributions	(0.45)	(1.14)	(0.82)	(0.26)	(1.10)

Net asset value, end of period	$42.41	$41.86	$34.00	$47.45	$40.74

Total return	2.36%	26.69%	(26.77%)	17.12%	59.08%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$8.5	$11.5	$10.2	$16.6	$7.1

Ratio of expenses to average net assets:
Before fee waived	1.02%	0.96%	0.92%	0.88%	1.51%
After fees waived	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.75%	0.54%	1.06%	0.87%	(0.45%)
After fees waived	1.09%	0.82%	1.30%	1.07%	0.38%

Portfolio turnover rate (1)	7.68%	24.25%	4.84%	12.20%	16.10%

(1)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

17

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	Year Ended December 31,				For the Period November 11,
Sustainable Energy II ETF	2024	2023	2022	2021	2020*

Net asset value, beginning of period	$28.16	$28.56	$32.93	$30.16	$25.48

Income from investment operations:
Net investment income (loss)	0.19	0.12	0.10	0.08	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.36)	(0.40)	(4.10)	3.56	4.69
Total from investment operations	(3.17)	(0.28)	(4.00)	3.64	4.68

Less distributions:
From Net investment income	(0.19)	(0.11)	(0.08)	(0.09)	-
From Realized gain	(0.04)	-	(0.29)	(0.78)	-
From Returning Capital	-	(0.01)	- #	-	-
Total distributions	(0.23)	(0.12)	(0.37)	(0.87)	-

Net asset value, end of period	$24.76	$28.16	$28.56	$32.93	$30.16

Total return	(11.31%)	(0.95%)	(12.23%)	12.11%	18.37	%(1)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.0	$5.1	$5.1	$5.9	$0.9

Ratio of expenses to average net assets:
Before fee waived	3.12%	3.18%	3.29%	2.84%	30.82	%(2)
After fees waived	0.79%	0.79%	0.79%	0.79%	0.78	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.71%)	(2.05%)	(2.17%)	(1.76%)	(30.22	%)(2)
After fees waived	0.62%	0.34%	0.33%	0.29%	(0.18	%)(2)

Portfolio turnover rate (3)	21.40%	11.73%	19.02%	24.21%	4.55	%(1)

*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

18

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Asia Pacific Dividend Builder ETF	2024	2023	2022	2021	2020

Net asset value, beginning of period	$14.06	$13.22	$16.39	$16.92	$16.58

Investment operations:
Net investment income	0.48	0.49	0.51	0.96	0.37
Net realized and unrealized gain (loss) on investments and foreign currency	1.47	0.99	(3.29)	0.84	1.84
Total from investment operations	1.95	1.48	(2.78)	1.80	2.21

Less distributions to Shareholders:
From Net investment income	(0.44)	(0.60)	(0.39)	(0.89)	(0.38)
From Realized gain	(0.30)	(0.04)	-	(1.44)	(1.49)
Total distributions	(0.74)	(0.64)	(0.39)	(2.33)	(1.87)

Redemption fee proceeds	-	-	-	-	-	(1)

Net asset value, end of period	$15.27	$14.06	$13.22	$16.39	$16.92

Total return	13.93%	11.51%	(16.92%)	11.27%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$4.7	$3.3	$3.4	$4.2	$4.2

Ratio of expenses to average net assets:
Before fee waived	4.11%	5.08%	4.94%	3.55%	3.00%
After fees waived (2)	0.78%	0.78%	0.78%	0.86%	1.11	%(3)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.03%)	(0.80%)	(0.51%)	(0.04%)	0.98%
After fees waived	3.30%	3.50%	3.64%	2.65%	2.87%

Portfolio turnover rate (4)	18.84%	11.56%	7.27%	27.21%	217.65%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.78%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 1.10%. See Note 7.

(3)	If interest expense had been excluded, expenses would have been lowered by 0.01%, for the year ended December 31, 2020.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

19

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Year Ended December 31,
Dividend Builder ETF	2024		2023	2022	2021	2020

Net asset value, beginning of period	$25.84		$23.02	$26.89	$22.77	$20.74

Investment operations:
Net investment income	0.48		0.42	0.49	0.50	0.45
Net realized and unrealized gain (loss) on investments and foreign currency	2.98		3.21	(2.99)	4.78	2.00
Total from investment operations	3.46		3.63	(2.50)	5.28	2.45

Less distributions to Shareholders:
From Net investment income	(0.46)		(0.46)	(0.44)	(0.48)	(0.42)
From Realized gain	(0.30)		(0.35)	(0.93)	(0.68)	- (1)
Total distributions	(0.76)		(0.81)	(1.37)	(1.16)	(0.42)

Net asset value, end of period	$28.54		$25.84	$23.02	$26.89	$22.77

Total return	13.35%		15.99%	(9.39%)	23.60%	12.26%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$39.1		$30.2	$20.9	$24.5	$22.1

Ratio of expenses to average net assets:
Before fee waived	1.01	%(4)	1.09%	1.22%	1.04%	1.56%
After fees waived (2)	0.66	%(4)	0.65%	0.65%	0.66%	0.68%

Ratio of net investment income to average net assets:
Before fees waived	1.44%		1.35%	1.43%	1.56%	1.43%
After fees waived	1.79%		1.79%	2.00%	1.94%	2.31%

Portfolio turnover rate (3)	10.07%		9.40%	20.66%	18.47%	11.48%

(1)	Amount represents less than $0.01 per share.
(2)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.65%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 0.68%. See Note 7.

(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(4)	If tax agent expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

20

NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust comprises of nine separate series portfolios, each of which has unique investment objectives and strategies. This report covers four series, which are operated as exchange-traded funds (“ETFs”): SmartETFs Smart Transportation & Technology ETF (“Smart Transportation & Technology ETF”), SmartETFs Sustainable Energy II ETF (“Sustainable Energy II ETF”), SmartETFs Asia Pacific Dividend Builder ETF (“Asia Pacific Dividend Builder ETF”) and SmartETFs Dividend Builder ETF (“Dividend Builder ETF”) (individually each a “Fund” or collectively the “Funds”). Each Fund is a diversified fund. The investment objective of the Smart Transportation & Technology ETF is long term capital appreciation from investments involved in the manufacture, development, distribution, and servicing of autonomous or electric vehicles. The investment objective of the Sustainable Energy ETF is long term capital appreciation by investing in equity securities of companies that provide or support alternative or renewable sources of energy. The investment objective of the Asia Pacific Dividend Builder ETF is to provide investors with dividend income and long-term capital growth. The investment objective of the Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth at rate that exceeds inflation. Smart Transportation & Technology ETF commenced operations on November 14, 2019. Sustainable Energy II ETF commenced operations on November 11, 2020. The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF commenced operations on March 27, 2021.

The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF became a series of the Trust as of March 27, 2021 following the tax-free reorganization of the Guinness Atkinson Asia Pacific Dividend Fund and the Guinness Atkinson Dividend Builder Fund (each a “Predecessor Mutual Fund” and collectively the “Predecessor Mutual Funds”). The Agreement and Plan of Reorganization was approved by the Board of the Trust on May 14, 2020. As a result of the reorganization, the Funds assumed the performance and accounting history of the Predecessor Mutual Funds. Financial information included for the dates prior to the reorganization is that of the Predecessor Mutual Funds.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 - Significant Accounting Policies

The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Securities Valuations. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. Short term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

21

NOTES TO FINANCIAL STATEMENTS (Continued)

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method.

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Trust in proportion to their respective assets or another appropriate method.

Use of Estimates. The preparation of financial statements in conformity with U.S. accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In Capital
Smart Transportation & Technology ETF	$(790,614)	$790,614
Sustainable Energy II ETF	(94,240)	94,240
Asia Pacific Dividend Builder ETF	(85)	85
Dividend Builder ETF	(706,510)	706,510

Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized gains to its shareholders. Therefore, no federal income tax or excise provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

22

NOTES TO FINANCIAL STATEMENTS (Continued)

Management of the Funds have evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax period/year ended December 31, 2021-2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Valuation of Investments

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the market value of the Funds’ investments as of December 31, 2024, based on the inputs used to value them:

23

NOTES TO FINANCIAL STATEMENTS (Continued)

Smart Transportation & Technology ETF*
Investments	Level 1	Level 2	Level 3
Common Stocks	$8,188,453	$-	$-
Preferred Stocks	166,788	-	-
Total	$8,355,241	$-	$-

Sustainable Energy II ETF*
Investments	Level 1	Level 2	Level 3
Common Stocks	$3,872,322	$-	$-
Total	$3,872,322	$-	$-

Asia Pacific Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3
Common Stocks	$4,676,952	$-	$-
Total	$4,676,952	$-	$-

Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3
Common Stocks	$38,932,295	$-	$-
Total	$38,932,295	$-	$-

*	Please refer to the Schedule of Investments for Industry break out.

Note 4 – Capital Share Transactions

Shares are created and redeemed by the ETFs only in Creation Unit size aggregations of 25,000 Shares for the Smart Transportation & Technology ETF and the Asia Pacific Dividend Builder ETF, 20,000 Shares for Dividend Builder ETF and 10,000 Shares for the Sustainable Energy II ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the ETFs. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the NAV per unit of the ETFs on the transaction date. Both purchases and redemptions of Creation Units are subject to a Transaction Fee.

Note 5 - Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Smart Transportation & Technology ETF	$761,279	$1,049,272
Sustainable Energy II ETF	1,008,060	1,177,618
Asia Pacific Dividend Builder ETF	1,007,730	709,510
Dividend Builder ETF	3,475,561	3,270,015

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended December 31, 2024, were as follows:

	In-kind Purchases	In-kind Sales	Gain/(Loss)
Smart Transportation & Technology ETF	$933,307	$3,721,410	$790,614
Sustainable Energy II ETF	-	467,763	95,539
Asia Pacific Dividend Builder ETF	762,075	-	-
Dividend Builder ETF	7,455,079	1,630,006	706,510

24

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 6 – Principal Risks

The ETFs are subject to the risks common to all ETFs that invest in equity securities and foreign securities. Investing in the ETFs may be more risky than investing in an ETF that invests only in U.S. securities due to the increased volatility of foreign markets.

Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies.

Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment.

Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies.

Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition.

Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Industry Risk. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting Sustainable Energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on sustainable energy businesses exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various industries or sectors.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. The pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Funds’ portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

25

NOTES TO FINANCIAL STATEMENTS (Continued)

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Note 7 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds.

Pursuant to the investment advisory agreement between Smart Transportation & Technology ETF and the Adviser, the Fund pays the Adviser an annual advisory fee rate of 0.68% of its average daily net assets and the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. The Smart Transportation & Technology ETF is responsible for other expenses not assumed by the Adviser, including brokerage expenses in connection with portfolio transactions or creation/redemption transactions, legal fees, compensation and expenses of the Board of Trustees, compensation and expenses of the Trust’s CCO, extraordinary expenses, distribution fees and expenses, interest, taxes, in addition to the advisory fee.

The Sustainable Energy II ETF pays the Adviser 0.79%, the Asia Pacific Dividend Builder ETF pays the Adviser 0.75%, and the Dividend Builder ETF pays the Adviser 0.45% an annual advisory fee rate based on each Fund’s average daily net assets.

The Adviser has contractually agreed to limit each Fund’s total operating expenses by reducing all or a portion of its fees and reimburse the Funds for expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N-1A), fees and expenses related to services for reclamation or collection of foreign taxes withheld, dividends on short positions, brokerage expenses, and extraordinary expenses) so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limitation	Expiration Date
Smart Transportation & Technology ETF	0.68%	June 30, 2027
Sustainable Energy II ETF	0.79%	June 30, 2027
Asia Pacific Dividend Builder ETF	0.78%	June 30, 2027
Dividend Builder ETF	0.65%	June 30, 2027

Penserra Capital Management, LLC (“Penserra”) serves as sub-adviser to the Smart Transportation & Technology ETF and Sustainable Energy II ETF. Penserra is compensated by the Adviser and does not receive payments from the Funds.

26

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) serves as the Funds’ principal underwriter and distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in ETF Shares.

Mutual Fund Administration, LLC (the “Administrator”) serves as the Funds’ administrator under an administration agreement.

Brown Brothers Harriman & Co. (the “Custodian”, “Transfer Agent” and “Fund Accounting agent”) serves as the Funds’ custodian, transfer agent and fund accounting agent.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds’. The fees paid for CCO services for the year ended December 31, 2024, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the year ended December 31, 2024 are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 8 – Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Funds to pay Rule 12b-1 fees not to exceed 0.10% per year of each Fund’s average daily net assets. The Board of Trustees has not authorized the Funds to make payments under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 9 – Tax Matters

	Smart Transportation & Technology ETF	Sustainable Energy II ETF	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Tax cost of investments	$8,919,946	$5,006,733	$3,926,764	$29,985,476
Gross tax unrealized appreciation	$1,691,972	$660,910	$1,012,461	$9,973,805
Gross tax unrealized depreciation	(2,256,677)	(1,795,321)	(262,273)	(1,026,986)
Net tax unrealized appreciation (depreciation)*	(564,705)	(1,134,411)	750,188	8,946,819
Net tax unrealized appreciation (depreciation) on foreign currency	(1,735)	(258)	(83)	(1,480)
Unrealized Non-U.S.Taxes	-	-	(6,723)	-
Undistributed ordinary income	27,686	-	27,681	21,002
Undistributed long-term capital gains	-	-	4,129	-
Post October Loss**	(245)	(247,768)	(6,769)	(265)
Capital loss carryforward	(185,102)	-	-	-
Distributable earnings (accumulated deficit)	$(724,101)	$(1,382,437)	$768,423	$8,966,076

27

NOTES TO FINANCIAL STATEMENTS (Continued)

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primary to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market adjustments.

**	Under the current tax law, capital and currency losses realized after October 31 and prior to a Fund's fiscal year end may be deferred as occurring on the first day of the following year.

As of December 31, 2024, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Smart Transportation & Technology ETF	Sustainable Energy II ETF	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
No Expiration Long-term	$176,060	-	-	-
No Expiration Short-term	9,042	-	-	-
Total	$185,102	-	-	-

For the year ended December 31, 2024, the Sustainable Energy II ETF, utilized capital losses carryforwards of $52,175.

The character of distributions (other than return of capital distributions) paid by the Funds during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024		2023
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Smart Transportation & Technology ETF	$81,132	9,169	$222,256	$91,438
Sustainable Energy II ETF*	30,782	5,618	19,690	43
Asia Pacific Dividend Builder ETF	130,726	79,991	138,323	9,818
Dividend Builder ETF	589,550	374,401	580,116	337,117

*	The Sustainable Energy II ETF had $1,795 return of capital distribution in 2023.

Note 10 – New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions and has determined that there were no events or transactions that occurred through the date of issuance of the Funds’ financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Continued)

At a meeting of the Board of Trustees of the Trust held on December 9, 2024, the Board of Trustees appointed Jeffrey Long and Amanda Parness to serve as Trustees of the Trust for an indefinite term. Mr. Long and Ms. Parness were determined to be "disinterested" in accordance with Section 2(a)(19) of the Investment Company Act of 1940, as amended. Each of Mr. Long and Ms. Parness were appointed to serve as members of the Audit Committee and the Governance and Nominating Committee. Mr. Long was also determined to qualify as an "audit committee financial expert".

Effective December 31, 2024, Susan J. Penry-Williams resigned as a Trustee of the Guinness Atkinson Funds.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of

Guinness Atkinson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SmartETFs Asia Pacific Dividend Builder ETF, SmartETFs Dividend Builder ETF, SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable Energy II ETF (the “Funds”), a series of Guinness Atkinson Funds (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting the Guinness Atkinson Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
SmartETF Asia Pacific Dividend Builder ETF, SmartETF Dividend Builder ETF, SmartETF Smart Transportation & Technology ETF	For the year ended December 31, 2024	For the two years in the period then ended	For the five years in the period then ended
SmartETF Sustainable Energy II ETF	For the year ended December 31, 2024	For the two years in the period then ended	For the four years in the period ended December 31, 2024 and for the period November 11, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2003.

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To the Board of Trustees
and Shareholders of

Guinness Atkinson Funds

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2025

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Other Information (Unaudited)

Supplemental Tax Information

For the year ended December 31, 2024, a portion of the dividends distributed by the Funds are considered qualified dividend income and are eligible for reduced tax rates. The tax rates range from 5% to 20% depending on the individual’s tax bracket, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Smart Transportation & Technology ETF	100%
Sustainable Energy II ETF	100%
Asia Pacific Dividend Builder ETF	44%
Dividend Builder ETF	100%

For the year ended December 31, 2024, pursuant to Section 853(b)(3) of the Internal Revenue Code, the Smart Transportation & Technology ETF, Sustainable Energy II ETF, Asia Pacific Dividend Builder ETF and Dividend Builder ETF designates $9,169, $5,618, $79,991 and $374,401, respectively, as long-term capital gains.

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Funds designate the following income earned from foreign sources and foreign taxes paid for the year ended December 31, 2024:

	Foreign Sourced Income		Foreign Taxes Paid
	Total Amount	Per Share Amount	Total Amount	Per Share Amount
Smart Transportation & Technology ETF	$162,150	$0.81	$20,906	$0.10
Sustainable Energy II ETF	40,111	0.25	4,104	0.03
Asia Pacific Dividend Builder ETF	157,484	0.51	13,128	0.04
Dividend Builder ETF	N/A	N/A	N/A	N/A

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Funds and the Funds NAV can be found on the Funds’ website at www.smartetfs.com.

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This report is intended for the ETF’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the ETF’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the ETF carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, e-mail request to mail@SmartETFs.com, by calling 866-307-5990 (toll free in the United States), visiting the ETF’s website, www.SmartETFs.com, or by calling or writing a broker-dealer or other financial intermediary. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 866-307-5990, or by visiting www.SmartETFs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT are available on the Commission’s website at www.sec.gov. In addition, the ETF’s full portfolio holdings are updated daily and available on the ETF’s website at www.SmartETFs.com.

Foreside Fund Services, LLC, distributor.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed March 10, 2011.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025